LEADERS OUTLOOK SERIES II-III VARIABLE ANNUITY
TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY

Updating Summary Prospectus for Existing Investors
May 1, 2023

This updating summary prospectus provides updated information about Leaders Series II-III, an individual deferred flexible premium variable annuity contract. The contract is issued by us, Talcott Resolution Life and Annuity Insurance Company and Talcott Resolution Life Insurance Company, (collectively, “Talcott Resolution”).
The contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the product was sold. These marketing names include: Leaders Outlook Series II-III, Nations Outlook Variable Annuity Series II-III, Huntington Leaders Outlook Series II-III, Classic Leaders Outlook Series II-III, Wells Fargo Leaders Outlook Series I-II, Leaders Select Outlook, and Select Leaders Outlook Series III.
The prospectus for the contract contains more information about the contract including its features, benefits and risks. You can find the current prospectus and other information about the contract online at:
Issued by Talcott Resolution Life Insurance Company:

Contract Version	Website Address
Leaders Outlook Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P656
Leaders Outlook Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q381
Nations Outlook VA Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P318
Huntington Leaders Outlook Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P292
Huntington Leaders Outlook Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q399
Classic Leaders Outlook Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P482
Classic Leaders Outlook Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q415
Leaders Select Outlook	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q373
Select Leaders Outlook Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q233

Issued by Talcott Resolution Life and Annuity Insurance Company:

Contract Version	Website Address
Leaders Outlook Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA02826
Leaders Outlook Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03799
Wells Fargo Leaders Outlook Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588192
Wells Fargo Outlook Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03824
Select Leaders Outlook Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416589661
You can also obtain this information at no cost by calling 1-800-862-6668 or by sending an email request as instructed below.
Additional information about certain investment products, including variable annuities, has been prepared by the staff of the Securities and Exchange Commission (SEC) and is available at Investor.gov.
For additional information, please contact your investment professional or contact us by:

a.Mailing:     Talcott Resolution
PO Box 14293
Lexington, KY 40512-4293
a.Calling:        1-800-862-6668
b.Emailing:     asccontactus@talcottresolution.com
c.Visiting:     www.talcottresolution.com
The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Special Terms Used in this Summary Prospectus

Contract Value	The total value of your investments in the Sub-Accounts (and the Fixed Accumulation Feature, if applicable).
Fixed Accumulation Feature or FAF	A fixed account option that guarantees principal and a rate of interest. Effective October 4, 2013, we no longer accept new allocations or premium payments to the Fixed Accumulation Feature except for contracts issued in Massachusetts.
Payment Base	The amount used to determine benefit payments under certain optional benefits under the contract.
Sub-Account	A fund option under the contract. There is a Sub-Account that corresponds to each fund that is available under the contract.

Updated Information About Your Contract
The following is a summary of certain contract features that have changed since May 2, 2022, This does not reflect all of the changes that have occurred since you entered into your contract.
Summary of recent contract changes:
Changes for all Contracts:
•Effective on or about September 1, 2023, Talcott Resolution’s corporate office address will be 1 American Row, Hartford, CT 06103. This does not change our Administrative Office mailing address.

Additional Changes for Leaders Select Outlook:
• Effective May 1, 2023, the Allspring VT Omega Growth Fund was renamed Allspring VT Discovery All Cap Growth Fund.
Additional Changes for Wells Fargo Leaders Outlook:
• Effective May 1, 2023, the Allspring VT Omega Growth Fund was renamed Allspring VT Discovery All Cap Growth Fund.
• Effective May 1, 2023, the Allspring VT Discovery Fund was renamed Allspring VT Discovery SMID Cap Growth Fund.

Key Information Table
Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges. Surrender charges may apply to both partial and full Surrenders.
If you withdraw money from your contract within 4 years following your last premium payment, you may be assessed a surrender charge of up to 7% (as a percentage of premium payments withdrawn), declining to 0% over that time period.
For example, if you were to withdraw $100,000 during a surrender charge period, you could be assessed a charge of up to $7,000.
4. Fee Table 7. The Contract - c. Charges and Fees - Sales Charges
Transaction Charges	Other than surrender charges (if any), there are no charges for other contract transactions (e.g., transferring money between investment options).			4. Fee Table
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses do not reflect any advisory fees paid to financial intermediaries from Contract Value or other assets of the Contract Owner, and that if such charges were reflected, the fees and expenses would be higher.
4. Fee Table 7. The Contract - c. Charges and Fees Appendix A - Funds Available Under the Contract

	Annual Fee	Minimum	Maximum
	Base Contract	1.71%¹	1.71%¹
	Investment Options (fund fees and expenses)	0.28%²	1.19%²
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%[3]	1.50%[4]

1 As a percentage of average daily Sub-Account Values.
2 As a percentage of fund net assets.
3 As a percentage of average daily Contract Value or Payment Base depending on the optional benefit selected.
4 As a percentage of Payment Base.

Because your contract is customizable, the choices you make effect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $2,325	Highest Annual Cost: $5,079
	Assumes:	Assumes:
	•Investment of $100,000	•Investment of $100,000
	•5% annual appreciation	•5% annual appreciation
	•Least expensive fund fees and expenses	•Most expensive combination of optional benefits and fund fees and expenses
	•No sales charges or advisory fees	•No sales charges or advisory fees
	•No additional premium payments, transfers or withdrawals	•No additional premium payments, transfers or withdrawals
•No optional benefits

	RISKS			Location in Prospectus

Risk of Loss	You can lose money by investing in this contract, including loss of principal.	5. Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit guarantees are generally more beneficial to investors with a long-time horizon.
•A 10% penalty tax may be applied to withdrawals before age 59½.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).
•Each investment option (including the FAF, if available) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks	An investment in the contract is subject to the risks related to us. Any obligations (including under the FAF), guarantees or benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Talcott Resolution, including our financial strength ratings, is available upon request by visiting the "About Us" tab at www.talcottresolution.com or by calling 1-800-862-6668.
	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your contract.
•You are allowed to make 1 transfer between the fund options per day. You are allowed to make 20 transfers between the fund options per year before we require you to submit additional transfer requests by mail. Your transfer between the fund options are subject to policies designed to deter excessively frequent transfers and market timing. These transfer restrictions do not apply to transfers under the contract's automatic transfer programs.
•There are restrictions on the maximum amount that may be transferred annually from the FAF to the fund options. If the FAF is available for investment, you must wait 6 months after your most recent transfer from the FAF before making a subsequent transfer into the FAF. These transfer restrictions may apply to the contract's automatic income programs.
•We reserve the right to remove or substitute funds as investment options.
6. General Information 7. The Contract - a. Purchases and Contract Value Appendix A - Funds Available under the Contract Appendix A.1 - Funds Available by Contract
Optional Benefits
~~•~~Optional benefits may further limit or restrict the investment options that you may select under the contract. We may change these restrictions in the future.
•Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
•If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, withdrawals to pay advisory fees will also reduce death benefits and other guaranteed benefits under the Contract and may be subject to federal and state income taxes and a 10% federal penalty tax.
7.a. Purchases and Contract Value - Deduction of Advisory Fee

7.c. Charges and Fees

9. Death Benefits

10. Optional Withdrawal Benefits

12. Federal Tax Considerations

Appendix A - Funds Available under the Contract

Appendices B-C
	TAXES	Location in Prospectus

Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchased the contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the contract.
•Earnings on your contract are taxed at ordinary income rates when you withdraw them and you may have to pay a penalty if you take a withdrawal before age 59-1/2.
12. Federal Tax Considerations/Important Information Regarding Tax-Qualified Plans
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this contract with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
11. Miscellaneous - (f) How Contracts Were Sold
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	7.a. Purchases and Contract Value - Replacement of Annuities

Appendix A — Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at:
Issued by Talcott Resolution Life Insurance Company:

Contract Version	Website Address
Leaders Outlook Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P656
Leaders Outlook Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q381
Nations Outlook VA Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P318
Huntington Leaders Outlook Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P292
Huntington Leaders Outlook Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q399
Classic Leaders Outlook Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P482
Classic Leaders Outlook Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q415
Leaders Select Outlook	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q373
Select Leaders Outlook Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q233

Issued by Talcott Resolution Life and Annuity Insurance Company:

Contract Version	Website Address
Leaders Outlook Series II/IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA02826
Leaders Outlook Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03799
Wells Fargo Leaders Outlook Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588192
Wells Fargo Outlook Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03824
Select Leaders Outlook Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416589661
You can also request this information at no cost by calling 1-800-862-6668 or by sending an email request to asccontactus@talcottresolution.com.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
See "Optional Benefit Investment Restrictions" following this table for information on investment restrictions.

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
U.S. Equity	Allspring VT Discovery All Cap Growth Fund - Class 1 (formerly Allspring VT Omega Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.75%*	(37.04)%	7.52%	11.23%
U.S. Equity	Allspring VT Discovery All Cap Growth Fund - Class 2 (formerly Allspring VT Omega Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	(37.20)%	7.28%	10.96%
U.S. Equity	Allspring VT Discovery SMID Cap Growth Fund - Class 2 (formerly Allspring VT Discovery Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%*	(37.85)%	4.40%	9.38%
Allocation	Allspring VT Index Asset Allocation Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	(17.02)%	5.54%	8.51%
APP A-1

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
International Equity	Allspring VT International Equity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.69%*	(11.48)%	(0.87)%	3.67%
International Equity	Allspring VT International Equity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.94%*	(11.88)%	(1.15)%	3.39%
U.S. Equity	Allspring VT Opportunity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.75%*	(20.61)%	8.12%	10.96%
U.S. Equity	Allspring VT Opportunity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	(20.81)%	7.86%	10.68%
U.S. Equity	Allspring VT Small Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.94%	(34.30)%	7.35%	10.85%
U.S. Equity	Allspring VT Small Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.19%	(34.42)%	7.09%	10.58%
Allocation	American Funds Asset Allocation Fund - Class 2 Adviser: Capital Research and Management Company	0.55%	(13.40)%	5.33%	8.10%
Fixed Income	American Funds Capital World Bond Fund - Class 2 Adviser: Capital Research and Management Company	0.72%	(17.69)%	(1.77)%	(0.50)%
International Equity	American Funds Capital World Growth and Income Fund - Class 2 Adviser: Capital Research and Management Company	0.67%*	(17.33)%	4.10%	7.77%
International Equity	American Funds Global Growth Fund - Class 2 Adviser: Capital Research and Management Company	0.66%*	(24.74)%	7.06%	10.15%
International Equity	American Funds Global Small Capitalization Fund - Class 2 Adviser: Capital Research and Management Company	0.91%*	(29.55)%	2.79%	6.84%
U.S. Equity	American Funds Growth Fund - Class 2 Adviser: Capital Research and Management Company	0.59%	(29.94)%	11.14%	13.64%
U.S. Equity	American Funds Growth-Income Fund - Class 2 Adviser: Capital Research and Management Company	0.53%	(16.49)%	7.83%	11.54%
International Equity	American Funds International Fund - Class 2 Adviser: Capital Research and Management Company	0.78%	(20.79)%	(1.03)%	3.92%
International Equity	American Funds New World Fund - Class 2 Adviser: Capital Research and Management Company	0.82%*	(22.10)%	2.32%	4.27%
Fixed Income	American Funds The Bond Fund of America - Class 2 Adviser: Capital Research and Management Company	0.46%*	(12.58)%	0.76%	1.36%
U.S. Equity	American Funds Washington Mutual Investors Fund - Class 2 Adviser: Capital Research and Management Company	0.50%*	(8.45)%	7.11%	11.30%
U.S. Equity	Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1 Adviser: Columbia Management Investment Advisers, LLC	0.73%*	(1.11)%	8.10%	10.06%
Fixed Income	Columbia Variable Portfolio - Income Opportunities - Class 1 Adviser: Columbia Management Investment Advisers, LLC	0.64%*	(10.01)%	2.22%	3.63%
U.S. Equity	Columbia Variable Portfolio - Large Cap Growth Fund - Class 1 Adviser: Columbia Management Investment Advisers, LLC	0.70%*	(31.38)%	9.21%	12.60%
International Equity	Columbia Variable Portfolio - Overseas Core Fund - Class 2 Adviser: Columbia Management Investment Advisers, LLC	1.04%	(14.90)%	1.14%	3.96%
U.S. Equity	Columbia Variable Portfolio - Select Mid Cap Growth Fund - Class 1 Adviser: Columbia Management Investment Advisers, LLC	0.82%*	(30.83)%	7.05%	10.16%
U.S. Equity	Columbia Variable Portfolio - Small Company Growth Fund - Class 1† Adviser: Columbia Management Investment Advisers, LLC	0.85%*	(35.77)%	8.09%	11.57%
U.S. Equity	CTIVP - Principal Blue Chip Growth Fund - Class 1 Adviser: Columbia Management Investment Advisers, LLC	0.70%	(28.00)%	7.69%	12.65%
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	0.96%*	(39.96)%	6.45%	9.88%
APP A-2

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Allocation	Franklin Income VIP Fund - Class 2 Adviser: Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, LLC	0.71%	(5.47)%	4.30%	5.51%
U.S. Equity	Franklin Large Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	1.10%	(36.54)%	7.01%	10.43%
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC Subadviser: Franklin Templeton Investment Management Limited	1.18%	(4.75)%	3.66%	6.60%
Allocation	Franklin Mutual Shares VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	(7.43)%	3.15%	6.73%
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	0.90%*	(10.57)%	10.04%	11.86%
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	0.91%*	(10.06)%	5.48%	9.09%
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	1.09%*	(33.69)%	7.07%	9.91%
Fixed Income	Franklin Strategic Income VIP Fund - Class 1 Adviser: Franklin Advisers, Inc.	0.81%*	(10.46)%	0.21%	1.56%
Allocation	Hartford Balanced HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.91%	(13.66)%	5.84%	7.92%
U.S. Equity	Hartford Capital Appreciation HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.92%	(15.50)%	7.41%	10.62%
U.S. Equity	Hartford Disciplined Equity HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.84%	(19.20)%	9.28%	12.83%
U.S. Equity	Hartford Dividend and Growth HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.90%	(9.15)%	9.27%	11.91%
International Equity	Hartford International Opportunities HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.00%	(18.32)%	1.53%	4.87%
U.S. Equity	Hartford MidCap HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.97%	(24.46)%	4.80%	10.66%
U.S. Equity	Hartford Small Company HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	1.04%	(31.07)%	7.17%	9.83%
U.S. Equity	Hartford Stock HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	(5.37)%	11.45%	12.70%
Fixed Income	Hartford Total Return Bond HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.75%	(14.41)%	0.10%	1.24%
Fixed Income	Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	(0.17)%	1.09%	0.76%
Fixed Income	Hartford Ultrashort Bond HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.68%	(0.50)%	0.82%	0.52%
U.S. Equity	Invesco V.I. American Franchise Fund - Series I Adviser: Invesco Advisers, Inc.	0.86%	(31.11)%	7.66%	11.64%
U.S. Equity	Invesco V.I. American Value Fund - Series I Adviser: Invesco Advisers, Inc.	0.89%	(2.61)%	6.59%	8.87%
U.S. Equity	Invesco V.I. American Value Fund - Series II Adviser: Invesco Advisers, Inc.	1.14%	(2.86)%	6.32%	8.60%
U.S. Equity	Invesco V.I. Comstock Fund - Series II Adviser: Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
U.S. Equity	Invesco V.I. Core Equity Fund - Series I Adviser: Invesco Advisers, Inc.	0.80%	(20.55)%	6.19%	8.30%
APP A-3

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
U.S. Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Adviser: Invesco Advisers, Inc.	0.86%	(30.98)%	8.64%	11.83%
U.S. Equity	Invesco V.I. Diversified Dividend Fund - Series II Adviser: Invesco Advisers, Inc.	0.92%	(1.92)%	5.97%	9.53%
International Equity	Invesco V.I. EQV International Growth Fund - Series I Adviser: Invesco Advisers, Inc.	0.91%	(18.31)%	1.51%	4.41%
International Equity	Invesco V.I. EQV International Growth Fund - Series II Adviser: Invesco Advisers, Inc.	1.16%	(18.50)%	1.26%	4.15%
Money Market	Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	0.28%	1.45%	1.04%	0.59%
Money Market	Invesco V.I. Government Money Market Fund - Series II** Adviser: Invesco Advisers, Inc.	0.53%	1.25%	0.88%	0.48%
Fixed Income	Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	0.68%	(10.29)%	(0.12)%	0.43%
Fixed Income	Invesco V.I. Government Securities Fund - Series II Adviser: Invesco Advisers, Inc.	0.93%	(10.58)%	(0.39)%	0.17%
U.S. Equity	Invesco V.I. Growth and Income Fund - Series II Adviser: Invesco Advisers, Inc.	1.00%	(6.00)%	5.77%	9.88%
Fixed Income	Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.	0.88%	(9.55)%	1.36%	2.92%
U.S. Equity	Invesco V.I. Main Street Mid Cap Fund - Series I Adviser: Invesco Advisers, Inc.	0.93%	(14.26)%	5.10%	7.99%
U.S. Equity	Invesco V.I. Small Cap Equity Fund - Series I Adviser: Invesco Advisers, Inc.	0.95%	(20.51)%	5.54%	8.33%
U.S. Equity	MFS® Core Equity Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.83%*	(17.27)%	9.53%	12.61%
International Equity	MFS® Global Equity Series - Initial Class Adviser: Massachusetts Financial Services Company	0.92%*	(17.73)%	5.18%	8.42%
U.S. Equity	MFS® Growth Series - Initial Class Adviser: Massachusetts Financial Services Company	0.74%*	(31.63)%	9.57%	13.05%
Fixed Income	MFS® High Yield Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.72%*	(10.51)%	1.60%	3.26%
U.S. Equity	MFS® Investors Trust Series - Initial Class Adviser: Massachusetts Financial Services Company	0.78%*	(16.49)%	8.44%	11.43%
U.S. Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.73%*	(19.26)%	11.95%	13.28%
U.S. Equity	MFS® Mid Cap Growth Series - Initial Class Adviser: Massachusetts Financial Services Company	0.80%*	(28.70)%	9.28%	12.53%
U.S. Equity	MFS® New Discovery Series - Initial Class Adviser: Massachusetts Financial Services Company	0.87%*	(29.76)%	7.81%	9.99%
International Equity	MFS® Research International Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.96%*	(17.58)%	2.69%	4.68%
U.S. Equity	MFS® Research Series - Initial Class Adviser: Massachusetts Financial Services Company	0.79%*	(17.21)%	8.90%	11.68%
Fixed Income	MFS® Total Return Bond Series - Initial Class Adviser: Massachusetts Financial Services Company	0.53%*	(13.93)%	0.19%	1.39%
Allocation	MFS® Total Return Series - Initial Class Adviser: Massachusetts Financial Services Company	0.61%*	(9.58)%	5.18%	7.34%
U.S. Equity	MFS® Value Series - Initial Class Adviser: Massachusetts Financial Services Company	0.69%*	(5.91)%	7.35%	11.05%
Fixed Income	Morgan Stanley VIF Core Plus Fixed Income Portfolio - Class II Adviser: Morgan Stanley Investment Management Inc.	0.90%*	(14.58)%	0.03%	1.76%
U.S. Equity	Morgan Stanley VIF Growth Portfolio - Class II Adviser: Morgan Stanley Investment Management Inc.	0.82%*	(60.16)%	3.99%	11.57%
International Equity	Templeton Developing Markets VIP Fund - Class 1 Adviser: Templeton Asset Management Ltd.	1.12%*	(21.70)%	(1.40)%	1.28%
APP A-4

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
International Equity	Templeton Foreign VIP Fund - Class 2 Adviser: Templeton Investment Counsel, LLC	1.09%*	(7.61)%	(1.97)%	1.47%
International Equity	Templeton Growth VIP Fund - Class 2 Adviser: Templeton Global Advisors Limited	1.12%*	(11.50)%	(0.76)%	4.05%

*	Annual expenses reflect a contractual fee reduction under an expense reimbursement or fee waiver arrangement.
**	In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP A-5

Asset Allocation Models
This section provides information about the asset allocation models (or Portfolio Planner Models) that may be available for participation under the contract. Models may not be available to you. You may be required to participate in a certain model depending on the optional benefits you have chosen. See "Optional Benefit Investment Restrictions" below.
You may participate in only one asset allocation model at a time. Your investments related to an asset allocation model will be rebalanced quarterly. For additional information, see "Static Asset Allocation Models" in the prospectus.

Models Available For The Following Contracts:

Classic Leaders Outlook 2, 2R & 3    Leaders Outlook 2, 2R & 3        Leaders Select Outlook 1
Select Leaders Outlook 3        Huntington Leaders Outlook 2, 2R & 3    Wells Fargo Leaders Outlook 1 & 2

The Portfolio Planner Models
The following model(s) (introduced as of May 2, 2022) are available for the Contract(s) listed above.
The percentage allocations below apply to value in the Sub-Accounts.

Fund	2022 Series 107	2022 Series 207	2022 Series 307	2022 Series 407	2022 Series 507
American Funds Growth Fund	5%	6%	8%	10%	11%
American Funds International Fund	9%	12%	15%	18%	21%
American Funds The Bond Fund of America	55%	48%	40%	32%	24%
Franklin Small Cap Value VIP Fund	2%	2%	3%	3%	4%
Invesco V.I. American Value Fund	1%	2%	2%	3%	3%
Invesco V.I. Discovery Mid Cap Growth Fund	2%	2%	3%	3%	4%
Invesco V.I. Government Securities Fund	5%	4%	3%	3%	2%
MFS High Yield Portfolio	10%	8%	7%	5%	4%
MFS Investors Trust Series	5%	7%	9%	10%	12%
MFS New Discovery Series	1%	2%	2%	3%	3%
MFS Value Series	5%	7%	8%	10%	12%
Total	100%	100%	100%	100%	100%

Models Available For Nations Outlook 2 & 2R

Fund	2022 Series 103	2022 Series 203	2022 Series 303	2022 Series 403	2022 Series 503
Columbia Variable Portfolio - Income Opportunities Fund	10%	8%	7%	5%	4%
Columbia Variable Portfolio - Large Cap Growth Fund	5%	6%	8%	10%	11%
Columbia Variable Portfolio - Select Mid Cap Growth Fund (formerly Columbia Variable Portfolio - Mid Cap Growth Fund)	3%	4%	5%	6%	7%
Hartford Disciplined Equity HLS Fund	5%	7%	9%	10%	12%
Hartford Dividend and Growth HLS Fund	5%	7%	8%	10%	12%
Hartford International Opportunities HLS Fund	9%	12%	15%	18%	21%
Hartford Small Company HLS Fund	3%	4%	5%	6%	7%
Hartford Total Return Bond HLS Fund	55%	48%	40%	32%	24%
Invesco V.I. Government Securities Fund	5%	4%	3%	3%	2%
Total	100%	100%	100%	100%	100%

APP A-6

Optional Benefit Investment Restrictions

(Percentage allocations apply to value in the Sub-Accounts)

A. Investment Restrictions For
Lifetime Income Builder                Lifetime Income Builder II
Lifetime Income Builder Selects            Lifetime Income Foundation

Applicable To The Following Product
Leaders Outlook 3

(If applicable to your contract (see the "State Variations" provisions in the "Miscellaneous" section))

You must allocate your Sub-Account Value in accordance with the following investment restrictions on and after to October 4, 2013:
(1) SELF SELECT

Category 1: Fixed Income Rule: Minimum 40% of allocation Maximum of 100% of allocation*
Category 2: Acceptable Investment Options (Equity or Multi-Asset) Rule: Maximum 60% of allocation, maximum 20% in any one fund
Category 3: Limited Investment Options (Equity, Multi-Asset, or Bond) Rule: Maximum 20% of allocation, maximum of 10% in any one fund

Category 1: Fixed Income Rule: Minimum 40% of allocation Maximum of 100% of allocation*
•	American Funds The Bond Fund of America	•	Invesco V.I. Government Securities Fund
•	Hartford Ultrashort Bond HLS Fund	•	MFS Total Return Bond Series
•	Invesco V.I. Government Money Market Fund

*If you have 100% allocation to the FAF on and after October 4, 2013 you will comply with these investment restrictions for as long as your allocation remains at 100% to the FAF. Please remember that effective October 4 2013, the FAF was closed to new allocations or Premium Payments (with limited state exclusions). Therefore, if you move any money out of the FAF and into the Sub-Accounts you will not be able to move it back into the FAF AND your Sub-Account allocations must comply with these investment restrictions in order to prevent the termination of your living benefit rider.

Category 2: Acceptable Investment Options (Equity or Multi-Asset) Rule: Maximum 60% of allocation, maximum 20% in any one fund
•	American Funds Asset Allocation Fund	•	Invesco V.I. American Value Fund
•	American Funds Capital World Growth and Income Fund	•	Invesco V.I. Core Equity Fund
•	American Funds Global Growth Fund	•	Invesco V.I. EQV International Equity Fund
•	American Funds Growth Fund	•	MFS Global Equity Series
•	American Funds Growth-Income Fund	•	MFS Growth Series
•	American Funds Washington Mutual Investors Fund	•	MFS Investors Trust Series
•	Franklin DynaTech VIP Fund	•	MFS Massachusetts Investors Growth Stock Portfolio
•	Franklin Income VIP Fund	•	MFS Research International Portfolio
•	Franklin Large Cap Growth VIP Fund	•	MFS Research Series
•	Franklin Mutual Global Discovery VIP Fund	•	MFS Total Return Series
•	Franklin Mutual Shares VIP Fund	•	MFS Value Series
•	Franklin Rising Dividends VIP Fund	•	Templeton Foreign VIP Fund
•	Invesco V.I. American Franchise Fund

Category 3: Limited Investment Options (Equity, Multi-Asset, or Bond) Rule: Maximum 20% of allocation, maximum of 10% in any one fund
•	American Funds Capital World Bond Fund	•	Invesco V.I. Main Street Mid Cap Fund
•	American Funds Global Small Capitalization Fund	•	Invesco V.I. Small Cap Equity Fund
APP A-7

•	American Funds International Fund	•	MFS High Yield Portfolio
•	American Funds New World Fund	•	MFS Mid Cap Growth Series
•	Franklin Small Cap Value VIP Fund	•	MFS New Discovery Series
•	Franklin Small-Mid Cap Growth VIP Fund	•	Templeton Developing Markets VIP Fund
•	Franklin Strategic Income VIP Fund	•	Templeton Growth VIP Fund
•	Invesco V.I. Discovery Mid Cap Growth Fund

(2) ASSET ALLOCATIONS MODELS

As of May 2, 2022, the following models are available:

Fund	2022 Series 107	2022 Series 207	2022 Series 307	2022 Series 407
American Funds Growth Fund	5%	6%	8%	10%
American Funds International Fund	9%	12%	15%	18%
American Funds The Bond Fund of America	55%	48%	40%	32%
Franklin Small Cap Value VIP Fund	2%	2%	3%	3%
Invesco V.I. American Value Fund	1%	2%	2%	3%
Invesco V.I. Discovery Mid Cap Growth Fund	2%	2%	3%	3%
Invesco V.I. Government Securities Fund	5%	4%	3%	3%
MFS High Yield Portfolio	10%	8%	7%	5%
MFS Investors Trust Series	5%	7%	9%	10%
MFS New Discovery Series	1%	2%	2%	3%
MFS Value Series	5%	7%	8%	10%
Total	100%	100%	100%	100%

(3) INVESTMENT MODELS

Series 7006
Fund
Franklin Mutual Shares VIP Fund	20%
Franklin Rising Dividends VIP Fund	20%
Franklin Small-Mid Cap Growth VIP Fund	10%
MFS Total Return Bond Series	40%
Templeton Growth VIP Fund	10%
Total	100%

Series 7007
Fund
American Funds Global Small Capitalization Fund	10%
American Funds Growth Fund	20%
American Funds Growth-Income Fund	20%
American Funds International Fund	10%
American Funds The Bond Fund of America	40%
Total	100%
APP A-8

Series 7008
Fund
Franklin Rising Dividends VIP Fund	20%
Invesco V.I. International Growth Fund	10%
MFS Growth Series	20%
MFS Total Return Bond Series	40%
Templeton Foreign VIP Fund	10%
Total	100%

B. Investment Restrictions For
Lifetime Income Builder Portfolios

Applicable To The Following Products
Classic Leaders Outlook 3    Leaders Outlook 3        Leaders Select Outlook 1
Select Leaders Outlook 3    Huntington Leaders Outlook 3    Wells Fargo Leaders Outlook 2

(If applicable to your contract (see the "State Variations" provisions in the "Miscellaneous" section))

(1) INVESTMENT STRATEGY MODELS

Series 8009
Fund
Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
Templeton Growth VIP Fund	33%
Total	100%

Series 8011
Fund
American Funds Global Small Capitalization Fund	10%
American Funds Growth Fund	25%
American Funds Growth-Income Fund	25%
American Funds International Fund	15%
American Funds The Bond Fund of America	25%
Total	100%

(2) PORTFOLIO PLANNER ASSET ALLOCATION MODELS

Select one of the following investment models:

APP A-9

Fund	2022 Series 107	2022 Series 207	2022 Series 307	2022 Series 407	2022 Series 507
American Funds Growth Fund	5%	6%	8%	10%	11%
American Funds International Fund	9%	12%	15%	18%	21%
American Funds The Bond Fund of America	55%	48%	40%	32%	24%
Franklin Small Cap Value VIP Fund	2%	2%	3%	3%	4%
Invesco V.I. American Value Fund	1%	2%	2%	3%	3%
Invesco V.I. Discovery Mid Cap Growth Fund	2%	2%	3%	3%	4%
Invesco V.I. Government Securities Fund	5%	4%	3%	3%	2%
MFS High Yield Portfolio	10%	8%	7%	5%	4%
MFS Investors Trust Series	5%	7%	9%	10%	12%
MFS New Discovery Series	1%	2%	2%	3%	3%
MFS Value Series	5%	7%	8%	10%	12%
Total	100%	100%	100%	100%	100%

(3) INDIVIDUAL SUB-ACCOUNTS
Allocate 100% to any one of these funds, any combination of these funds, or all of the funds.

Hartford Ultrashort Bond HLS Fund
Invesco V.I. Government Money Market Fund
MFS Total Return Series

APP A-10

Appendix A.1 Funds by Product
Investment options available to your specific Contract are listed in the following table.

Portfolio Company and Adviser/Subadviser	Classic Leaders Outlook Series II/IIR (TL)	Classic Leaders Outlook Series III (TL)	Huntington Leaders Outlook Series II/IIR (TL)	Huntington Leaders Outlook Series III (TL)	Leaders Outlook Series II/IIR (TL/TLA)	Leaders Outlook Series III (TL/TLA)	Leaders Select Outlook (TL)	Nations Outlook Variable Annuity Series II/IIR (TL)	Select Leaders Outlook Series III (TL/TLA)	Wells Fargo Leaders Outlook I/IR (TL/TLA)	Wells Fargo Leaders Outlook II (TL/TLA)
Allspring VT Discovery All Cap Growth Fund - Class 1 (formerly Allspring VT Omega Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC							X
Allspring VT Discovery All Cap Growth Fund - Class 2 (formerly Allspring VT Omega Growth Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC										X	X
Allspring VT Discovery SMID Cap Growth Fund - Class 2 (formerly Allspring VT Discovery Fund) Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC										X	X
Allspring VT Index Asset Allocation Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC										X	X
Allspring VT International Equity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC							X
Allspring VT International Equity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC										X	X
Allspring VT Opportunity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC							X
Allspring VT Opportunity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC										X	X
Allspring VT Small Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC							X
Allspring VT Small Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC										X	X
American Funds Asset Allocation Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X		X	X	X
American Funds Capital World Bond Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X		X	X	X
American Funds Capital World Growth and Income Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X		X	X	X
American Funds Global Growth Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X		X	X	X
American Funds Global Small Capitalization Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X		X	X	X
American Funds Growth Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X		X	X	X
APP A.1-1

Portfolio Company and Adviser/Subadviser	Classic Leaders Outlook Series II/IIR (TL)	Classic Leaders Outlook Series III (TL)	Huntington Leaders Outlook Series II/IIR (TL)	Huntington Leaders Outlook Series III (TL)	Leaders Outlook Series II/IIR (TL/TLA)	Leaders Outlook Series III (TL/TLA)	Leaders Select Outlook (TL)	Nations Outlook Variable Annuity Series II/IIR (TL)	Select Leaders Outlook Series III (TL/TLA)	Wells Fargo Leaders Outlook I/IR (TL/TLA)	Wells Fargo Leaders Outlook II (TL/TLA)
American Funds Growth-Income Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X		X	X	X
American Funds International Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X		X	X	X
American Funds New World Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X		X	X	X
American Funds The Bond Fund of America - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X		X	X	X
American Funds Washington Mutual Investors Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X		X	X	X
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1 Adviser: Columbia Management Investment Advisers, LLC								X
Columbia Variable Portfolio - Income Opportunities - Class 1 Adviser: Columbia Management Investment Advisers, LLC								X
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1 Adviser: Columbia Management Investment Advisers, LLC								X
Columbia Variable Portfolio - Overseas Core Fund - Class 2 Adviser: Columbia Management Investment Advisers, LLC								X
Columbia Variable Portfolio - Select Mid Cap Growth Fund - Class 1 Adviser: Columbia Management Investment Advisers, LLC								X
Columbia Variable Portfolio - Small Company Growth Fund - Class 1† Adviser: Columbia Management Investment Advisers, LLC								X
CTIVP - Principal Blue Chip Growth Fund - Class 1 Adviser: Columbia Management Investment Advisers, LLC								X
Franklin DynaTech VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	X	X	X	X	X	X	X		X	X	X
Franklin Income VIP Fund - Class 2 Adviser: Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, LLC	X	X	X	X	X	X	X		X	X	X
Franklin Large Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	X	X	X	X	X	X	X		X	X	X
Franklin Mutual Global Discovery VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC Subadviser: Franklin Templeton Investment Management Limited	X	X	X	X	X	X	X		X	X	X
Franklin Mutual Shares VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC	X	X	X	X	X	X	X		X	X	X
Franklin Rising Dividends VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	X	X	X	X	X	X	X		X	X	X
APP A.1-2

Portfolio Company and Adviser/Subadviser	Classic Leaders Outlook Series II/IIR (TL)	Classic Leaders Outlook Series III (TL)	Huntington Leaders Outlook Series II/IIR (TL)	Huntington Leaders Outlook Series III (TL)	Leaders Outlook Series II/IIR (TL/TLA)	Leaders Outlook Series III (TL/TLA)	Leaders Select Outlook (TL)	Nations Outlook Variable Annuity Series II/IIR (TL)	Select Leaders Outlook Series III (TL/TLA)	Wells Fargo Leaders Outlook I/IR (TL/TLA)	Wells Fargo Leaders Outlook II (TL/TLA)
Franklin Small Cap Value VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	X	X	X	X	X	X	X		X	X	X
Franklin Small-Mid Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	X	X	X	X	X	X	X		X	X	X
Franklin Strategic Income VIP Fund - Class 1 Adviser: Franklin Advisers, Inc.	X	X	X	X	X	X	X		X	X	X
Hartford Balanced HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP								X
Hartford Capital Appreciation HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP								X
Hartford Disciplined Equity HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP								X
Hartford Dividend and Growth HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP								X
Hartford International Opportunities HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP								X
Hartford MidCap HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP								X
Hartford Small Company HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP								X
Hartford Stock HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP								X
Hartford Total Return Bond HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP								X
Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X		X	X	X
Hartford Ultrashort Bond HLS Fund - Class IB Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP								X
Invesco V.I. American Franchise Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X	X
Invesco V.I. American Value Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X		X	X	X
Invesco V.I. American Value Fund - Series II Adviser: Invesco Advisers, Inc.									X
Invesco V.I. Comstock Fund - Series II Adviser: Invesco Advisers, Inc.									X
Invesco V.I. Core Equity Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Discovery Mid Cap Growth Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X		X	X	X
Invesco V.I. Diversified Dividend Fund - Series II Adviser: Invesco Advisers, Inc.									X
Invesco V.I. EQV International Growth Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X		X	X	X
APP A.1-3

Portfolio Company and Adviser/Subadviser	Classic Leaders Outlook Series II/IIR (TL)	Classic Leaders Outlook Series III (TL)	Huntington Leaders Outlook Series II/IIR (TL)	Huntington Leaders Outlook Series III (TL)	Leaders Outlook Series II/IIR (TL/TLA)	Leaders Outlook Series III (TL/TLA)	Leaders Select Outlook (TL)	Nations Outlook Variable Annuity Series II/IIR (TL)	Select Leaders Outlook Series III (TL/TLA)	Wells Fargo Leaders Outlook I/IR (TL/TLA)	Wells Fargo Leaders Outlook II (TL/TLA)
Invesco V.I. EQV International Growth Fund - Series II Adviser: Invesco Advisers, Inc.									X
Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X		X	X	X
Invesco V.I. Government Money Market Fund - Series II** Adviser: Invesco Advisers, Inc.								X
Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X		X	X	X
Invesco V.I. Government Securities Fund - Series II Adviser: Invesco Advisers, Inc.								X
Invesco V.I. Growth and Income Fund - Series II Adviser: Invesco Advisers, Inc.									X
Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.								X	X
Invesco V.I. Main Street Mid Cap Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X		X	X	X
Invesco V.I. Small Cap Equity Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X		X	X	X
MFS® Core Equity Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	X		X		X				X	X
MFS® Global Equity Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X		X	X	X
MFS® Growth Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X		X	X	X
MFS® High Yield Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X		X	X	X
MFS® Investors Trust Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X		X	X	X
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X		X	X	X
MFS® Mid Cap Growth Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X		X	X	X
MFS® New Discovery Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X		X	X	X
MFS® Research International Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X		X	X	X
MFS® Research Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X		X	X	X
MFS® Total Return Bond Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X		X	X	X
MFS® Total Return Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X		X	X	X
MFS® Value Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X		X	X	X
Morgan Stanley VIF Core Plus Fixed Income Portfolio - Class II Adviser: Morgan Stanley Investment Management Inc.									X
Morgan Stanley VIF Growth Portfolio - Class II Adviser: Morgan Stanley Investment Management Inc.									X
Templeton Developing Markets VIP Fund - Class 1 Adviser: Templeton Asset Management Ltd.	X	X	X	X	X	X	X		X	X	X
APP A.1-4

Portfolio Company and Adviser/Subadviser	Classic Leaders Outlook Series II/IIR (TL)	Classic Leaders Outlook Series III (TL)	Huntington Leaders Outlook Series II/IIR (TL)	Huntington Leaders Outlook Series III (TL)	Leaders Outlook Series II/IIR (TL/TLA)	Leaders Outlook Series III (TL/TLA)	Leaders Select Outlook (TL)	Nations Outlook Variable Annuity Series II/IIR (TL)	Select Leaders Outlook Series III (TL/TLA)	Wells Fargo Leaders Outlook I/IR (TL/TLA)	Wells Fargo Leaders Outlook II (TL/TLA)
Templeton Foreign VIP Fund - Class 2 Adviser: Templeton Investment Counsel, LLC	X	X	X	X	X	X	X		X	X	X
Templeton Growth VIP Fund - Class 2 Adviser: Templeton Global Advisors Limited	X	X	X	X	X	X	X		X	X	X
* * *
This summary prospectus incorporates by reference the prospectuses and statements of additional information (SAI) shown below for the contract, both dated May 2, 2022, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Talcott Resolution Life Insurance Company:
Leaders Outlook Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659P656
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P656
Leaders Outlook Series III:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659Q381
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Q381
Nations Outlook Variable Annuity Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659P318
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P318
Huntington Leaders Outlook Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659P292
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P292
Huntington Leaders Outlook Series III:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659Q399
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Q399
Classic Leaders Outlook Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659P482
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659P482
Classic Leaders Outlook Series III:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659Q415
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Q415
Leaders Select Outlook:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659Q373
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Q373

Select Leaders Outlook Series III:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=41659Q233
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=41659Q233

Talcott Resolution Life and Annuity Insurance Company:
Leaders Outlook Series II/IIR:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=NRVA02826
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=NRVA02826
Leaders Outlook Series III:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=NRVA03799
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=NRVA03799
APP A.1-5

Wells Fargo Leaders Outlook Series I/R:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416588192
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416588192
Wells Fargo Leaders Outlook Series II:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=NRVA03824
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=NRVA03824
Select Leaders Outlook Series III:
Prospectus: https://vpx.broadridge.com/GetContract1.asp?doctype=pros&clientid=talcottvpx&fundid=416589661
SAI: https://vpx.broadridge.com/GetContract1.asp?doctype=sai&clientid=talcottvpx&fundid=416589661

EDGAR Identifiers:

Contract	Talcott Resolution Life Insurance Company	Talcott Resolution Life and Annuity Insurance Company
Leaders Outlook Series II/IIR/III	C000005827	C000005968
Wells Fargo Leaders Outlook Series I/IR/II		C000059379
Nations Outlook VA Series II/IIR	C000059377
Classic Leaders Outlook Series II/IIR/III	C000059374
Leaders Select Outlook	C000059375
Huntington Leaders Outlook Series II/IIR/III	C000059376
Select Leaders Outlook Series III	C000062646	C000062647

APP A.1-6